Post Retirement and Other Long Term Employees Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected amortization of actuarial losses in year 2013	$ 13
Expected amortization of past service cost in year 2013	1
Plan assets reclassified from level 1 to level 2		124
Pension insurance contracts reclassified from level 2 to level 3		94
Employer contributions	34	30
Expected contribution in cash	17
Accrued benefits related to defined contribution pension plans	19	17
Annual cost of defined contribution plans	$ 94	$ 98	$ 89